Available-for-sale Securities (Tables)	12 Months Ended
Mar. 31, 2014
Available-For-Sale Securities [Abstract]
Schedule of Available-For-Sale Securities	The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.
	March 31,
	2013	2014

Cost	$1,614	$1,614

Market value	$1,586	$1,643